INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
INCOME PER SHARE
11.
INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	1,297,619	1,056,478	1,535,742
Weighted average number of ordinary shares outstanding – basic and diluted	213,996,233	212,433,169	208,900,211
Basic and diluted net income per share attributable to ordinary shares	6.06	4.97	7.35

As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

The Group does not have shares with a dilutive effect for the years ended December 31, 2023, 2024 and 2025.